Segments of Business and Geographic Areas - Net Sales by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Apr. 02, 2023	Apr. 03, 2022	Mar. 29, 2020	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Segment Reporting Information [Line Items]
Net sales	$ 3,852	$ 3,590	$ 14,467	$ 14,950	$ 15,054	$ 14,467
North America
Segment Reporting Information [Line Items]
Net sales				7,418	7,284	7,095
Europe, Middle East, and Africa
Segment Reporting Information [Line Items]
Net sales				3,188	3,436	3,332
Asia-Pacific
Segment Reporting Information [Line Items]
Net sales				3,146	3,276	3,013
Latin America
Segment Reporting Information [Line Items]
Net sales				1,198	1,058	1,027
U.S.
Segment Reporting Information [Line Items]
Net sales				$ 6,599	$ 6,516	$ 6,357